RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

During the three and nine month periods ended December 31, 2025 and 2024, related party transactions were as follows:

	Three months ended		Nine months ended
	December 31, 2025		December 31, 2025
	2025	2024	2025	2024
Management fees	$75,000	$49,753	$195,000	$134,334
Management salaries and benefits included in personnel expenses	442,626	347,051	1,343,496	1,117,687
Share-based payments	(168,813)	302,201	(363,732)	626,013
	$348,813	$699,005	$1,174,764	$1,878,034

During the years ended March 31, 2025 and 2024, related party transactions were as follows:

	2025	2024
Management fees	$146,666	$41,067
Management salaries and benefits included in personnel expenses	1,719,195	1,338,762
Share-based payments (Note 8)	655,145	720,222
	$2,521,007	$2,100,051